INVENTORIES - ALLOWANCE FOR DIMINUTION IN VALUE OF INVENTORIES (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
INVENTORIES
Balance at beginning of year	¥ 3,107	¥ 2,597	¥ 6,401
Allowance for the year	3,148	11,689	1,616
Reversal of allowance	(18)	(333)	(199)
Written off	(1,300)	(10,795)	(5,233)
Others	(40)	(51)	12
Balance at end of year	4,897	3,107	2,597
Costs of inventories recognized as an expense	¥ 2,177,141	¥ 1,657,227	¥ 2,438,298